Cover	Oct. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2023
Entity File Number	001-41332
Entity Registrant Name	RF Acquisition Corp.
Entity Central Index Key	0001847607
Entity Tax Identification Number	61-1991323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16400 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	+65
Local Phone Number	6904 0766
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock One Redeemable Warrant And One Right To Receive One Tenth Of One Share Of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one redeemable warrant, and one right to receive one-tenth of one share of Class A
Trading Symbol	RFACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Share of Class A Common Stock, par value $0.0001 per share
Trading Symbol	RFAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	RFACW
Security Exchange Name	NASDAQ
Rights Each Right Receives One Tenth Of One Share Of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each right receives one-tenth of one share of Class A Common Stock
Trading Symbol	RFACR
Security Exchange Name	NASDAQ